Income Taxes (Details 2) - Copa Di Vino Corporation [Member] - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Current income tax expense
State and local income taxes	$ 2,194	$ 2,281
Provision for income taxes	$ 2,194	$ 2,281